Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [text block] [Abstract]
TRADE AND OTHER RECEIVABLES
11	TRADE AND OTHER RECEIVABLES

	2020	2019
	USD	USD

Trade receivables	-	1,507,660
Prepayments and other receivables	313,215	783,483
Advances to suppliers	40,186
Due from related parties (note 21)	336,831	57,550

	690,232	2,348,693

At 31 December 2019, trade receivables were neither past due nor impaired.

Receivables are due within 14 days of invoicing.

Unimpaired trade receivables are expected to be fully recoverable. It is not the practice of the Group to obtain collateral over receivables and the vast majority is, therefore, unsecured.

Furthermore, included in non-current assets in statement of financial position are capital advances of USD 16,418,065 (2019: USD 21,664,764). This includes USD 15,655,981 (2019: USD 21,664,764) of advances paid to a contractor (Audex) for future services in relation to construction of phase 2 and USD 762,000 (2019: nil) paid as an advance for the purchase of new office space.